N-4	Sep. 18, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Sep. 18, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract and Appendix B – Investment Requirements.

Putnam Investment Management LLC, the investment manager of Putnam VT Sustainable Leaders Fund, has announced that the fund is expected to be renamed Putnam VT Focused U.S. Research Fund on or about October 5, 2026.

Beginning on or about October 5, 2026, all references to Putnam VT Sustainable Leaders Fund in those appendices will be replaced with Putnam VT Focused U.S. Research Fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract and Appendix B – Investment Requirements.
Putnam VT Focused U.S. Research Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused U.S. Research Fund